Capital adequacy and liquidity situation - Minimum capital requirements exclusive of buffers (Details) - Parent Company - SEK (kr) kr in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of credit risk exposure
EAD	kr 414,939	kr 399,492
Risk exposure amount	97,115	105,466
Minimum capital requirements	7,769	8,437
Credit risk | Standardized approach
Disclosure of credit risk exposure
EAD	5,257	5,558
Risk exposure amount	5,234	5,564
Minimum capital requirements	419	445
Credit risk | Standardized approach | Corporates
Disclosure of credit risk exposure
EAD	5,250	5,532
Risk exposure amount	5,224	5,528
Minimum capital requirements	418	442
Credit risk | Standardized approach | Equity exposures
Disclosure of credit risk exposure
EAD	5	20
Risk exposure amount	8	30
Minimum capital requirements	1	2
Credit risk | Standardized approach | Exposures in default
Disclosure of credit risk exposure
EAD	2	6
Risk exposure amount	2	6
Minimum capital requirements	0	1
Credit risk | IRB approach
Disclosure of credit risk exposure
EAD	409,682	393,934
Risk exposure amount	83,757	91,066
Minimum capital requirements	6,700	7,285
Credit risk | IRB approach | Central Governments
Disclosure of credit risk exposure
EAD	222,570	211,834
Risk exposure amount	9,490	9,159
Minimum capital requirements	759	733
Credit risk | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	34,696	34,067
Risk exposure amount	6,790	6,153
Minimum capital requirements	543	492
Credit risk | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	152,042	147,820
Risk exposure amount	67,103	75,541
Minimum capital requirements	5,368	6,043
Credit risk | IRB approach | Assets without counterparty
Disclosure of credit risk exposure
EAD	374	213
Risk exposure amount	374	213
Minimum capital requirements	30	17
Counterparty risk in derivatives | IRB approach | Financial institutions
Disclosure of credit risk exposure
EAD	5,244	5,899
Risk exposure amount	1,072	1,513
Minimum capital requirements	86	121
Specialized lending | IRB approach | Corporates
Disclosure of credit risk exposure
EAD	7,347	7,322
Risk exposure amount	5,247	5,019
Minimum capital requirements	420	402
Credit valuation adjustment risk
Disclosure of credit risk exposure
Risk exposure amount	2,051	1,936
Minimum capital requirements	164	154
Currency risk
Disclosure of credit risk exposure
Risk exposure amount	1,703	1,498
Minimum capital requirements	136	120
Commodities risk
Disclosure of credit risk exposure
Risk exposure amount	8	7
Minimum capital requirements	1	1
Operational risk
Disclosure of credit risk exposure
Risk exposure amount	4,362	5,395
Minimum capital requirements	kr 349	kr 432